Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Earnings per share [Line Items]
Net loss	$ (11,654)	$ 64,435	$ (327,814)
Weighted average number of share outstanding (Note 13(a))	253,986,867,000	253,986,867,000	253,986,867,000
Basic and diluted earnings per share	$ (0.05)	$ 0.24	$ (1.27)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Net loss	$ 119,710,000	$ 349,881,000	$ 340,907,000
Weighted average number of share outstanding (Note 13(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share	$ 0.342	$ 1.000	$ 0.974